Derivative And Financial Instruments (Fair Value Disclosures Applicable to Income Statement Reclassified) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of gain/ (loss) Reclassified from AOCI Income	$ 1,271
Natural Gas Sales [Member] | Commodity - Cash Flow [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of gain/ (loss) Reclassified from AOCI Income	$ 1,271